Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MSRs:
Carrying amount, net, beginning of year	$ 9,688	$ 9,266	$ 9,008
Additions	1,591	1,941	2,286
Amortization	(1,499)	(1,624)	(1,835)
Change in valuation allowance	398	105	(193)
Carrying amount, net, end of year	10,178	9,688	9,266
Valuation allowance:
Beginning of year	630	735	542
Change in valuation allowance	(398)	(105)	193
End of year	$ 232	$ 630	$ 735